Trust pass-through securities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trust Pass-through Securities

	Coupon rate		Coupon date		Year of issue		Year of maturity		Year of next call		2017		2016
USD 225 million 1)		7.65%		Semi-annually, December 1		1996		2026		n.a.		91		109
USD 190 million 1)		7.625%		Semi-annually, November 15		1997		2037		n.a.		41		47
At December 31												133		156